Significant accounting policies (Table)	12 Months Ended
Dec. 31, 2019
1. Significant accounting policies
Reconciliation between the operating lease commitments and the lease liability recorded as at 1 January 2019

The following shows a reconciliation between the operating lease commitments as at 31 December 2018 and the lease liability recorded as at 1 January 2019.

£m
Operating lease commitment as at 31 December 2018 as disclosed in the Barclays Bank Group consolidated financial statements	1,071
Impact of discounting using the Barclays Bank Group's incremental borrowing rate	(488)
Recognition exemption for short term leases	(3)
Extension and termination options reasonably certain to be exercised	(11)
Lease liability recognised as at 1 January 2019	569